Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)
Disclosure of operating segments [line items]
Number of operating segments			3
Revenues from external customers	$ 490.5	$ 403.9	$ 1,334.5	$ 1,184.2
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers			0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	359.4	268.0	942.6	799.7
SSA
Disclosure of operating segments [line items]
Revenues from external customers	$ 131.1	$ 135.9	$ 391.9	$ 384.5